Special Committee of the Board of Directors	12 Months Ended
Dec. 31, 2011
Special Committee Of Board Of Directors [Abstract]
Special Committee Of Board Of Directors [Text Block]
19.	Special Committee of the Board of Directors

In June 2011, the Board of Directors appointed Mr. Ellery Roberts to a special committee of the board.  The appointment was made for a period of six months.  In November 2011 this appointment was extended through August 2012. In consideration for his additional service on the committee, the Company will pay Mr. Roberts $13,000 per month from June 2011 through November 2011 and $10,000 per month from December 2011 through November 2012.